Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	Aug. 01, 2025 USD ($) shares
Subsequent Events [Line Items]
Gross proceeds (in Dollars) | $	$ 10,000
Sale of stock	9,954,756
Percentage of cash fee received	7.00%
Maximum amount of reimbursement (in Dollars) | $	$ 75
Warrant [Member]
Subsequent Events [Line Items]
Class of Warrant or Right, Outstanding	9,999,994
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Class of Warrant or Right, Outstanding	45,238